Supplement Dated August 25, 2014
To The Statement of Additional Information
Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

On page 66, in the section “Trustees and Officers of the Trust,” please delete the row relating to Michael Bell and replace it with the following:

Michael Bell (51) 7601 Technology Way Denver, CO 80237	Trustee2 (10/2011 to present)	58
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer of Curian Capital, LLC (12/2005 to 8/2014)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present)

On page 69, in the section “Trustees and Officers of the Trust,” please add the following row under the sub-heading “Officers” in the table:

Mark D. Nerud (48) 1 Corporate Way Lansing, MI 48951	President and Chief Executive Officer (8/2014 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); President and Chief Executive Officer of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (8/2014 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Managing Board Member of JNAM (1/2007 to 12/2010); President and Chief Executive Officer of other Investment Companies advised by JNAM (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

On page 72, in the section “Trustees and Officers of the Trust,” under sub-section “Additional Information Concerning The Trustees,” please delete the second paragraph in its entirety and replace it with the following paragraph:

Michael Bell.  Mr. Bell served as the President and Chief Executive Officer of Curian Capital and Curian Clearing LLC for 9 years.  In addition, Mr. Bell is a certified public accountant and corporate finance attorney.  The Board concluded that Mr. Bell is suitable to act as Trustee of the Fund because of his extensive financial experience and professional leadership.

This supplement is dated August 25, 2014.